Document and Entity Information	Dec. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2023
Entity File Number	000-51481
Entity Registrant Name	STRATA SKIN SCIENCES, INC.
Entity Central Index Key	0001051514
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3986004
Entity Address, Address Line One	5 Walnut Grove Drive
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Horsham
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19044
City Area Code	215
Local Phone Number	619-3200
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SSKN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false